SEGMENT REPORTING (Details Narrative) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue, Major Customer [Line Items]
Number of reportable segments	2	2
Single Customer [Member] | Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
[custom:ConcentrationRiskPercentage]		10.00%